Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Jackpot liabilities	$ 234,827	$ 254,567
Debt	8,062,816	7,996,073
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	349,686	260,857
Jackpot liabilities	230,363	229,089
Debt	8,589,939	8,089,154
Fair Value | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Jackpot liabilities	0	0
Debt	0	0
Fair Value | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	0	0
Jackpot liabilities	0	0
Debt	8,589,939	8,089,154
Fair Value | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	349,686	260,857
Jackpot liabilities	230,363	229,089
Debt	0	0
Customer portfolio segment
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Customer financing receivables, net	$ 349,103	$ 258,627